Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate reconciliation, Fedaral statutory tax rate		21.00%	21.00%
Operating loss carryforwards		$ 53,200,000
Unrecognized tax benefits		0
Deferred tax assets, Valuation allowance		$ 21,507,000	$ 17,001,000	$ 9,343,000
Effective Income Tax Rate Reconciliation, Percent	50.00%	(0.94%)	(0.12%)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Maximum [Member]
Operating loss carryforwards, Expiration period		0 days
Research Tax Credit Carryforward [Member]
Operating loss carryforwards, Expiration period		2030 years
Domestic Tax Authority [Member]
Operating loss carryforwards		$ 15,000,000.0
Tax credit carryforwards, Amount		$ 2,100,000
Domestic Tax Authority [Member] | Minimum [Member]
Operating loss carryforwards, Expiration period		2033 years
Domestic Tax Authority [Member] | Maximum [Member]
Operating loss carryforwards, Expiration period		2038 years
State and Local Jurisdiction [Member]
Operating loss carryforwards		$ 34,600,000
Tax credit carryforwards, Amount		$ 1,300,000
State and Local Jurisdiction [Member] | Minimum [Member]
Operating loss carryforwards, Expiration period		2033 years
State and Local Jurisdiction [Member] | Maximum [Member]
Operating loss carryforwards, Expiration period		2044 years